Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Components of Tax Expenses and Benefit
(i)	Current taxes
In 2021, a cash payment of $0.2 million (2020 - $28.3 million) was made in respect of current taxes payable. Deferred tax liabilities for withholding taxes are reclassified to current tax prior to settlement.

(ii)	Deferred tax assets
2021 – Mongolia

Deferred tax assets of $561.9 million were recognized at December 31, 2021 in Mongolia, comprised of $150.7 million relating to tax losses that expire if not recovered against taxable income within eight years and $411.2 million relating to accrued but unpaid interest expense and other temporary differences. Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws.

The Company recognized deferred tax assets at December 31, 2021 to the extent recovery is considered probable. In assessing the probability of recovery, future taxable income, derived from cash flows from detailed life-of-mine
and production plans, was evaluated with reference to commodity price sensitivities, operating cost assumptions and carry-forward limits. Updated mine plan assumptions reflected the expected delays in sustainable production to the first half of 2023 and to shaft 3 and 4 development that were announced on October 14, 2021.

During the year ended December 31, 2021, the Company
de
creased its recognized Mongolian deferred tax assets by $279.4 million. The movement in the Mongolian deferred tax asset represented a de
crease of $308.3 million in the recognized deferred tax asset for prior year losses and other temporary differences, mainly related to property, plant and equipment.
Thi
s was partially offset by
accrued but unpaid interest expense incurred by Oyu Tolgoi in the year
, which
increased the recognized deferred tax asset by $28.9 million.
The adjustment to the previously recognized deferred tax asset for prior year losses and other temporary differences was due in part to the utilization of prior year losses carried forward against taxable income in the year combined with the changes made to mine plan operating assumptions, which led to an increase in the amount of loss carry forwards and temporary differences estimated to expire unutilized.

2020 – Mongolia
Deferred tax assets of $841.3 million were recognized at December 31, 2020 in Mongolia, comprised of $389.3 million relating to tax losses that expire if not recovered against taxable income within eight years and $452.0 million relating to accrued but unpaid interest expense and other temporary differences. During the year ended December 31, 2020, the Company increased its recognized Mongolian deferred tax assets by $347.3 million. The movement in the Mongolian deferred tax asset represented an increase of $270.7 million in the recognized deferred tax asset for prior year losses and other temporary differences and an increase of $76.6 million related to current year activity. The adjustment to the Mongolian deferred tax was primarily due to an overall strengthening in taxable income forecasts during 2020 driven by improved commodity price projections and updated operating assumptions in mine planning and scheduling. The improvement in taxable income forecasts led to an increase in the amount of loss carry forwards and temporary differences estimated to be utilized prior to expiration.
2021 – Canada
Deferred tax assets of $41.0 million were recognized at December 31, 2021 in Canada comprised of $39.5 million relating to non-capital
Canadian tax losses carried forward and $1.5 million relating to other temporary differences. The recognized deferred tax asset in
creased during 2021 due to the
additional

non-capital
tax losses
incurred in the year, only part of which is estimated to be utilized prior to expiration.
Non-capital
losses expire if not used to offset taxable income within twenty years.
2020 – Canada
Deferred tax assets at December 31, 2020 were $39.4

million, of which $38.4 million were recognized in relation to non-capital
Canadian tax losses carried forward and $1.0 million relating to other temporary differences.

(iii)	Withholding taxes
Withholding tax is accrued on interest owing on shareholder loans and recognized within deferred tax liabilities as interest accrues. Mongolian withholding tax will be due upon receipt of loan interest.

Disclosure of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate
(b) Reconciliation of income taxes calculated at the statutory rates to the actual tax provision

	Year Ended December 31,
	2021	2020
Income (loss) from operations before taxes	$992,912	$188,246
Tax at Canadian combined federal and provincial income tax rate (2021: 26.5%; 2020: 26.5%)	263,122	49,885
Tax effect of:
Change in amount of deferred tax recognized	151,117	(276,945)
Difference in tax rates and treatment in foreign jurisdictions	(140,903)	(116,208)
Withholding taxes	33,717	32,537
Non deductible losses and expense	4,739	4,335
	$311,792	$(306,396)

Summary of Deferred Tax Assets and Liabilities
Recognized and unrecognized deferred tax assets and liabilities are shown in the table below:

	Recognized		Unrecognized
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Deferred tax assets
Non-capital losses (i)	$190,203	$427,695	$152,853	$281,643
Capital losses	-	-	117,517	117,945
Other temporary differences including accrued interest	412,659	453,010	319,227	63,471
	$602,862	$880,705	$589,597	$463,059

Deferred tax liabilities (ii)
Withholding tax	(145,434)	(111,717)	-	-
	$(145,434)	$(111,717)	$-	$-

(i)	Unrecognized deferred tax assets relating to non-capital losses for which recovery is not considered probable as at December 31, 2021 expire between 2024 and 2041 (2020 - between 2024 and 2025).

(ii)	At December 31, 2021, the Company has not recognized a deferred tax liability on unremitted earnings in subsidiaries of $1,188 million (2020 - $606 million).
In addition to the above, the Company has $812.1

million of investment tax credits at

December 31, 2021 (2020 – $812.1 million).
 No deferred tax asset has been recognized in respect of these credits, in accordance with the initial recognition exception in IAS 12
Income taxes
for transactions that are not a part of a business combination and do not affect accounting or taxable profit.